Income Tax and Social Contribution - Summary of Amounts Recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax and social contribution expense:		R$ (36,065)	R$ (2,706)	R$ 275
Deferred income tax and social contribution expense:
Income tax and social contribution		R$ 86,683	(25,387)	119,981
Boa Vista Servicos S.A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax and social contribution expense:	R$ (43,671)		(64,654)
Deferred income tax and social contribution expense:
Temporary differences	(15,393)		24,197
Income tax and social contribution	R$ (59,064)		R$ (40,457)	R$ (60,959)